Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents		$ 1,062	$ 513
Restricted cash and cash equivalents		121	120
Accounts receivable, net of allowance for doubtful accounts		755	664
Prepaid expenses		89	112
Income taxes receivable		13	97
Other		39	35
Current assets of discontinued operations		1,478	1,044
Total current assets		3,557	2,585
Intangibles and Other Assets:
Goodwill		5,218	5,280
Brands	[1]	4,848	4,919
Management and franchise contracts, net		963	1,089
Other intangible assets, net		447	523
Property and equipment, net		341	411
Deferred income tax assets		82	59
Other		408	332
Non-current assets of discontinued operations		10,347	10,424
Total intangibles and other assets		22,654	23,037
Total assets		26,211	25,622
Current Liabilities:
Accounts payable, accrued expenses and other		1,821	1,619
Current maturities of long-term debt	[2]	33	7
Income taxes payable		56	27
Current liabilities of discontinued operations		774	812
Total current liabilities		2,684	2,465
Long-term debt		6,583	5,887
Deferred revenues		42	251
Deferred income tax liabilities		1,778	1,875
Liability for guest loyalty program		889	784
Other		1,492	1,265
Non-current liabilities of discontinued operations		6,894	7,144
Total liabilities		20,362	19,671
Commitments and contingencies - see Note 21
Equity:
Preferred stock		0	0
Common stock	[3]	3	3
Additional paid-in capital	[3]	10,220	10,158
Accumulated deficit		(3,323)	(3,392)
Accumulated other comprehensive loss		(1,001)	(784)
Total Hilton stockholders' equity		5,899	5,985
Noncontrolling interests		(50)	(34)
Total equity		5,849	5,951
Total liabilities and equity		$ 26,211	$ 25,622

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRjY2M0NjYxNDM2NDQxMmZiNWY2MmU1OGFiZTRiZDZlfFRleHRTZWxlY3Rpb246MjI0RUZDN0I4MUFGNTkxOUFDMDE1NDZGMTAyMzgyNjcM}
[2]	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.
[3]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.